October 31, 2017

James E. O’Connor, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: Re: T. Rowe Price Capital Appreciation Fund

  T. Rowe Price Capital Appreciation Fund—Advisor Class

  T. Rowe Price Capital Appreciation Fund—I Class

 File Nos. 033-05646/811-4519

 T. Rowe Price Equity Income Fund

  T. Rowe Price Equity Income Fund—Advisor Class

  T. Rowe Price Equity Income Fund—I Class

  T. Rowe Price Equity Income Fund—R Class

 File Nos. 033-00070/811-4400

 T. Rowe Price GNMA Fund

  T. Rowe Price GNMA Fund—I Class

 File Nos.: 033-01041/811-4441

 T. Rowe Price New America Growth Fund

  T. Rowe Price New America Growth Fund—Advisor Class

  T. Rowe Price New America Growth Fund—I Class

 File Nos. 002-99122/811-4358

 T. Rowe Price State Tax-Free Income Trust
  California Tax-Free Bond Fund
  California Tax-Free Bond Fund–I Class
  California Tax-Free Money Fund
  California Tax-Free Money Fund–I Class
  Georgia Tax-Free Bond Fund
  Georgia Tax-Free Bond Fund–I Class
  Maryland Short-Term Tax-Free Bond Fund
  Maryland Short-Term Tax-Free Bond Fund–I Class
  Maryland Tax-Free Bond Fund
  Maryland Tax-Free Bond Fund–I Class
  Maryland Tax-Free Money Fund
  Maryland Tax-Free Money Fund–I Class
  New Jersey Tax-Free Bond Fund
  New Jersey Tax-Free Bond Fund–I Class
  New York Tax-Free Bond Fund
  New York Tax-Free Bond Fund–I Class
  New York Tax-Free Money Fund
  New York Tax-Free Money Fund–I Class
  Virginia Tax-Free Bond Fund
  Virginia Tax-Free Bond Fund–I Class
 File Nos.: 033-06533/811-4521

Dear Mr. O’Connor:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the fund’s Statement of Additional Information (“SAI”) or prospectuses that were filed under Rule 485(b) on October 23, 2017 for T. Rowe Price Capital Appreciation Fund or in the 485(b) filings submitted on October 24, 2017 for all other registrants.

The prospectuses and SAI went effective automatically on October 30, 2017.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Brian R. Poole at 410-345-6646.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman